Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid and Other Current Assets
Prepaid and Other Current Assets

5.  Prepaid and Other Current Assets

Prepaid and other current assets consisted of the following (in thousands):

	December 31,
	2020	2019
Insurance receivable	$4,000	$4,000
VAT recoverable	425	817
Prepayments	1,001	689
RDEC receivable	331	183
Other current assets	296	219
	$6,053	$5,908

Insurance receivable represents the insurance compensation for a claim incurred in 2019. See Note 8 for the offsetting insurance accrual and Note 16 for information regarding the claim.